Employee Defined Benefit Obligations - Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of increase	0.25%	0.25%
Percentage of decrease	0.25%	0.25%